SUBSEQUENT EVENTS (Details)	1 Months Ended
	Feb. 29, 2016 $ / shares	Jan. 31, 2016	Feb. 03, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares	Dec. 31, 2012 shares	Dec. 16, 2011 $ / shares
Subsequent Event [Line Items]
Ordinary shares authorized, value | $				$ 1,000,000,000
Ordinary shares authorized (in shares)				1,000,000,000
Ordinary shares issued (dollars per share) | $ / shares				$ 1	$ 1			$ 2.00
Ordinary shares issued (in shares)				781,937,649	635,205,000	635,205,000	397,800,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares authorized, value | $			$ 500,000,000
Ordinary shares authorized (in shares)			500,000,000
Ordinary shares issued (dollars per share) | $ / shares			$ 1.00
Ordinary shares issued (in shares)			156,386,506
Common Stock, Dividends, Per Share, Cash Paid | $ / shares	$ 0.35
LR2 Tanker [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of newbuildings delivered		2